Concentrations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Concentration Risk [Line Items]
Total Revenues	$ 383,458	$ 559,386	$ 882,011
Medical Devices [Member]
Concentration Risk [Line Items]
Total Revenues	58,750	221,414	827,032
Mobile Medicine [Member]
Concentration Risk [Line Items]
Total Revenues	153,644	120,930	54,979
OSAS service [Member]
Concentration Risk [Line Items]
Total Revenues	$ 171,064	$ 217,042